Derivative Instruments (Positions In Derivative Instruments) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Derivative [Line Items]
Derivative assets, fair value	$ 1,530		$ 1,043
Derivative liabilities, fair value	1,190		453
Designated As Hedging Instrument
Derivative [Line Items]
Derivative assets, fair value	724		557
Derivative liabilities, fair value	45		97
Designated As Hedging Instrument | Cash Flow Hedges
Derivative [Line Items]
Derivative assets, fair value	649		427
Derivative liabilities, fair value	44		89
Designated As Hedging Instrument | Cash Flow Hedges | Interest rate swaps | Other liabilities
Derivative [Line Items]
Derivative liabilities, fair value	1		56
Designated As Hedging Instrument | Cash Flow Hedges | Interest rate swaps | Other Invested Assets
Derivative [Line Items]
Derivative assets, fair value	602		222
Designated As Hedging Instrument | Cash Flow Hedges | Forward Bond Purchase Commitments | Other Invested Assets
Derivative [Line Items]
Derivative assets, fair value	47
Designated As Hedging Instrument | Cash Flow Hedges | Inflation Indexed Swaps | Other liabilities
Derivative [Line Items]
Derivative liabilities, fair value	43		33
Designated As Hedging Instrument | Cash Flow Hedges | Foreign Currency Swaps | Other Invested Assets
Derivative [Line Items]
Derivative assets, fair value			205
Designated As Hedging Instrument | Fair Value Hedges
Derivative [Line Items]
Derivative assets, fair value	75		130
Derivative liabilities, fair value	1		8
Designated As Hedging Instrument | Fair Value Hedges | Interest rate swaps | Other liabilities
Derivative [Line Items]
Derivative liabilities, fair value	1		8
Designated As Hedging Instrument | Fair Value Hedges | Interest rate swaps | Other Invested Assets
Derivative [Line Items]
Derivative assets, fair value	43		95
Designated As Hedging Instrument | Fair Value Hedges | Foreign Currency Swaps | Other Invested Assets
Derivative [Line Items]
Derivative assets, fair value	32		35
Derivatives Not Designated As Hedges
Derivative [Line Items]
Derivative assets, fair value	806		486
Derivative liabilities, fair value	1,145		356
Derivatives Not Designated As Hedges | Interest rate swaps | Other liabilities
Derivative [Line Items]
Derivative liabilities, fair value	374		74
Derivatives Not Designated As Hedges | Interest rate swaps | Other Invested Assets
Derivative [Line Items]
Derivative assets, fair value	705		446
Derivatives Not Designated As Hedges | Interest rate swaps | Securitization Entities | Other liabilities
Derivative [Line Items]
Derivative liabilities, fair value	28	[1]	19	[1]
Derivatives Not Designated As Hedges | Equity Return Swaps | Other liabilities
Derivative [Line Items]
Derivative liabilities, fair value	4		3
Derivatives Not Designated As Hedges | Equity Return Swaps | Other Invested Assets
Derivative [Line Items]
Derivative assets, fair value	7
Derivatives Not Designated As Hedges | Credit default swaps | Other liabilities
Derivative [Line Items]
Derivative liabilities, fair value	59		7
Derivatives Not Designated As Hedges | Credit default swaps | Other Invested Assets
Derivative [Line Items]
Derivative assets, fair value	1		11
Derivatives Not Designated As Hedges | Credit default swaps | Securitization Entities | Other liabilities
Derivative [Line Items]
Derivative liabilities, fair value	177	[1]	129	[1]
Derivatives Not Designated As Hedges | Equity index options | Other liabilities
Derivative [Line Items]
Derivative liabilities, fair value			3
Derivatives Not Designated As Hedges | Equity index options | Other Invested Assets
Derivative [Line Items]
Derivative assets, fair value	39		33
Derivatives Not Designated As Hedges | Other foreign currency contracts | Other liabilities
Derivative [Line Items]
Derivative liabilities, fair value	11
Derivatives Not Designated As Hedges | Other foreign currency contracts | Other Invested Assets
Derivative [Line Items]
Derivative assets, fair value	9
Derivatives Not Designated As Hedges | Reinsurance embedded derivatives | Other Assets
Derivative [Line Items]
Derivative assets, fair value	29	[2]	1	[2]
Derivatives Not Designated As Hedges | GMWB embedded derivatives | Policyholder Account Balances
Derivative [Line Items]
Derivative liabilities, fair value	492	[3]	121	[3]
Derivatives Not Designated As Hedges | GMWB embedded derivatives | Reinsurance recoverable
Derivative [Line Items]
Derivative assets, fair value	$ 16	[4]	$ (5)	[4]

[1]	See note 18 for additional information related to consolidated securitization entities.
[2]	Represents embedded derivatives associated with certain reinsurance agreements.
[3]	Represents the embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.
[4]	Represents embedded derivatives associated with the reinsured portion of our guaranteed minimum withdrawal benefits ("GMWB") liabilities.